Risk Management Section - NII-at-Risk banking books per business - year 1 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	€ (119)	€ (91)
Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	106	33
Wholesale Banking [member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	(204)	(185)
Wholesale Banking [member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	239	201
Retail Banking [Member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	(49)	17
Retail Banking [Member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	22	(48)
Retail Challengers & Growth Markets [member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	165	101
Retail Challengers & Growth Markets [member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	(186)	(133)
Corporate Line Banking [member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	(30)	(24)
Corporate Line Banking [member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	€ 30	€ 13